Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Operating activities:
Net income	$ 194,549	$ 131,733	$ 158,168
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	202,145	158,737	118,243
Stock-based compensation expense	167,359	162,451	121,543
Impairment of assets	0	1,629	0
Excess tax benefit from stock-based compensation	(13,297)	(14,334)	(13,199)
Net periodic pension and postretirement expense	6,774	11,619	24,917
Pension and postretirement contributions	(13,452)	(13,299)	(68,339)
Deferred income taxes	(10,285)	(34,312)	(16,451)
Change in assets and liabilities:
Accounts receivable, net	36,418	(24,427)	(35,410)
Other current assets	(8,834)	(672)	(2,246)
Accounts payable	(11,425)	(10,069)	22,383
Accrued expenses	36,073	50,753	(17,567)
Income tax payable	6,254	65,887	21,220
Deferred revenue	29,713	10,378	692
Other liabilities	6,107	81	419
Net cash provided by operating activities	628,099	496,155	314,373
Investing activities:
Capital expenditures on property and equipment	(114,453)	(90,734)	(64,732)
Acquisitions of businesses, net of cash acquired	(210,395)	(1,487,034)	(306,268)
Intangible assets acquired	(714)	0	(3,700)
Change in other assets	(4,608)	1,347	1,708
Settlements of forward contracts	6,159	4,524	(2,268)
Net cash used in investing activities	(324,011)	(1,571,897)	(375,260)
Financing activities:
Proceeds from borrowings	2,485,000	1,375,000	750,001
Repayment of borrowings	(2,817,236)	(268,909)	(493,080)
Payment of debt issuance costs	(18,994)	(17,360)	(824)
Excess tax benefit from stock-based compensation	13,297	14,334	13,199
Proceeds from the exercise of employee stock options	0	549	2,938
Repurchases of common stock	(59,928)	(97,164)	(92,823)
Net cash provided by (used in) financing activities	(397,861)	1,006,450	179,411
Foreign exchange impact on cash balance	(11,438)	(17,349)	(8,201)
Net increase (decrease) in cash and cash equivalents	(105,211)	(86,641)	110,323
Cash and cash equivalents at the beginning of the period	258,367	345,008	234,685
Cash and cash equivalents at the end of the period	$ 153,156	$ 258,367	$ 345,008